GOODWILL	12 Months Ended
Dec. 31, 2021
Goodwill Abstract
GOODWILL
NOTE 8 – GOODWILL

All the Company’s goodwill relates to its airport security and other aviation services segment. The change in goodwill during the year is as follows:

	2021	2020
Balance as of the beginning of the year:

Goodwill	$2,361	$2,182
Accumulated impairment losses	(1,615)	(1,501)
	746	681

Goodwill acquired during the year	146	-
Impairment losses	(139)	-
Exchange rate effect	(63)	65
	690	746

Balance as of the end of the year:

Goodwill	2,346	2,361
Accumulated impairment losses	(1,656)	(1,615)
	$690	$746

At December 31, 2021, the qualitative assessment indicated that it was more likely than not that the carrying value of the reporting unit exceeded fair value. The quantitative impairment test includes comparing the carrying value of the reporting unit, including the existing goodwill and intangible assets, to the fair value of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, a goodwill impairment charge is recorded for the amounts in which the carrying value of the reporting unit exceeds the fair value of the reporting unit, up to the amount of goodwill attributed to the reporting unit. After performing the quantitative testing, it was determined that the carrying amount exceeds the reporting unit’s fair value, resulting in an impairment charge of $139 for the year ended December 31, 2021.

At December 31, 2020, the Company performed qualitative assessments to determine if it was more likely than not that the fair value of the reporting units exceeded its carrying values, including goodwill. The qualitative assessments indicated that it was more likely than not that the fair value exceeded the carrying value of the reporting unit.

During the years ended on December 31, 2021, 2020 and 2019, the Company recognized impairment charges of $139, $0 and $0, respectively.

The facts and circumstances that led to the impairment of goodwill during the year ended December 31, 2021 are as follows:

In February 2021, the Company acquired 51% of the outstanding shares of Quality Detection Dogs Sweden AB (see note 3) and recorded goodwill of €122 ($146 as of the purchase date). The purpose of the acquisition was to have a company with experience on detection dogs in order to train dogs to detect explosive materials. QDD’s revenue, operating profits and cash flows were lower than expected. The earnings forecast for the next year was revised and an impairment loss of €122 ($139 as of December 31, 2021) was recognized.